Available-for-Sale Financial Investments - Summary of Details Available-for-Sale Financial Investments (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Assets [Line Items]
Available-for-sale financial investments (Notes 6 and 11)	₱ 15,165	₱ 12,189
Beacon Electric Asset Holdings, Inc. [Member]
Disclosure Of Financial Assets [Line Items]
Available-for-sale financial investments (Notes 6 and 11)		1,000
Rocket Internet S E [Member]
Disclosure Of Financial Assets [Line Items]
Available-for-sale financial investments (Notes 6 and 11)	12,848	10,058
IFlix Limited [Member]
Disclosure Of Financial Assets [Line Items]
Available-for-sale financial investments (Notes 6 and 11)	1,841	686
Club Shares[Member]
Disclosure Of Financial Assets [Line Items]
Available-for-sale financial investments (Notes 6 and 11)	239	208
Matrixx Software, Inc. [Member]
Disclosure Of Financial Assets [Line Items]
Available-for-sale financial investments (Notes 6 and 11)	₱ 237	₱ 237